Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2019	£ 16,017	£ 15,857	£ 3,105	£ 5,620	£ 2,191	£ 23	£ 371	£ 1	£ 4,546	£ 160
Profit after tax	471	452							452	19
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	5	5				5
- Cash flow hedges	110	110					110
- Pension remeasurement	(372)	(370)							(370)	(2)
- Own credit adjustment	(3)	(3)							(3)
Total comprehensive (expense)/income	211	194				5	110		79	17
Dividends on ordinary shares	(129)	(129)							(129)
Dividends on preference shares and other equity instruments	(148)	(148)							(148)
Dividends on non-controlling interests	(15)									(15)
Ending balance at Dec. 31, 2020	15,936	15,774	3,105	5,620	2,191	28	481	1	4,348	162
Profit after tax	1,384	1,365							1,365	19
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(3)	(3)				(3)
- Cash flow hedges	(374)	(374)					(374)
- Pension remeasurement	845	845							845
- Own credit adjustment	0
Total comprehensive (expense)/income	1,852	1,833				(3)	(374)		2,210	19
Issue of other equity instruments	210	210			210
Repurchase of other equity instruments	(210)	(210)			(210)
Disposal of non-controlling interests	(181)									(181)
Dividends on ordinary shares	(1,358)	(1,358)							(1,358)
Dividends on preference shares and other equity instruments	(147)	(147)							(147)
Ending balance at Dec. 31, 2021	16,102	16,102	3,105	5,620	2,191	25	107	1	5,053	0
Profit after tax	1,394	1,394							1,394
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(20)	(20)				(20)
- Cash flow hedges	(1,235)	(1,235)					(1,235)
- Pension remeasurement	(455)	(455)							(455)
- Own credit adjustment	20	20							20
Total comprehensive (expense)/income	(296)	(296)				(20)	(1,235)		959	0
Issue of other equity instruments	750	750			750
Repurchase of other equity instruments	(985)	(985)			(985)
Dividends on ordinary shares	(1,014)	(1,014)							(1,014)
Dividends on preference shares and other equity instruments	(150)	(150)							(150)
Ending balance at Dec. 31, 2022	£ 14,407	£ 14,407	£ 3,105	£ 5,620	£ 1,956	£ 5	£ (1,128)	£ 1	£ 4,848	£ 0